Supplement (Vanguard Long-Term Investment-Grade Fund)	12 Months Ended
Jan. 31, 2013
Participant
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Long-Term Investment-Grade Fund

Supplement to the Prospectus and Summary Prospectuses

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Long-Term Investment-Grade Fund has added The Vanguard Group, Inc. (Vanguard), to the Fund's investment advisory team. Effective immediately, Vanguard will manage a modest portion of the Fund's assets. Wellington Management Company, llp (Wellington Management), will continue as the Fund's lead advisor and manage most ofthe Fund.

Vanguard and Wellington Management each independently select and maintain a portfolio of bonds for the Fund. The Fund's board of trustees determines the proportion of the Fund's assets to be managed by each advisor and may change these proportions at any time.

The Fund's investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The following is added under 'Primary Investment Strategies' for Vanguard Long-Term Investment-Grade Fund:

The Fund uses multiple investment advisors.

Participant:
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Long-Term Investment-Grade Fund

Supplement to the Prospectus and Summary Prospectuses

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Long-Term Investment-Grade Fund has added The Vanguard Group, Inc. (Vanguard), to the Fund's investment advisory team. Effective immediately, Vanguard will manage a modest portion of the Fund's assets. Wellington Management Company, llp (Wellington Management), will continue as the Fund's lead advisor and manage most ofthe Fund.

Vanguard and Wellington Management each independently select and maintain a portfolio of bonds for the Fund. The Fund's board of trustees determines the proportion of the Fund's assets to be managed by each advisor and may change these proportions at any time.

The Fund's investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The following is added under 'Primary Investment Strategies' for Vanguard Long-Term Investment-Grade Fund:

The Fund uses multiple investment advisors.